Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Other Accumulated Comprehensive Gain (Loss)	Accumulated Deficit
Beginning Balance (in shares) at Dec. 31, 2016		28,648,954
Beginning Balance at Dec. 31, 2016	$ 177,071	$ 29	$ 598,630	$ (45)	$ (421,543)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net settlement of restricted stock awards for employee taxes | Accounting Standards Update 2016-09			37		(37)
Issuance of common stock relating to employee stock purchase plan (in shares)		28,135
Issuance of common stock relating to employee stock purchase plan	583		583
Stock-based compensation expense	13,230		13,230
Issuance of common stock in connection with At-The-Market offering, net of issuance costs (in shares)		1,802,651
Issuance of common stock in connection with At-The-Market offering, net of issuance costs	38,157	$ 2	38,155
Issuance of common stock in connection with the follow on offering, net of issuance costs (in shares)		5,389,515
Issuance of common stock in connection with the follow on offering, net of issuance costs	$ 156,933	$ 5	156,928
Issuance of common stock upon net exercise of warrant (in shares)		9,878
Issuance of common stock upon exercise of stock options and warrants (in shares)	309,341	309,341
Issuance of common stock upon exercise of stock options and warrants	$ 3,986	$ 1	3,985
Issuance of restricted stock awards and performance stock awards, net of cancellation (in shares)		353,620
Net settlement of restricted stock awards for employee taxes (in shares)		(26,019)
Net settlement of restricted stock awards for employee taxes	(573)		(573)
Unrealized gain (loss) and adjustment on securities included in net loss	45			45
Net loss	(120,587)				(120,587)
Ending Balance (in shares) at Dec. 31, 2017		36,516,075
Ending Balance at Dec. 31, 2017	268,845	$ 37	810,975	0	(542,167)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net settlement of restricted stock awards for employee taxes | Accounting Standards Update 2018-07			40		(40)
Issuance of common stock relating to employee stock purchase plan (in shares)		37,894
Issuance of common stock relating to employee stock purchase plan	765		765
Stock-based compensation expense	$ 16,273		16,273
Issuance of common stock upon exercise of stock options and warrants (in shares)	293,100	293,100
Issuance of common stock upon exercise of stock options and warrants	$ 4,527		4,527
Issuance of restricted stock awards and performance stock awards, net of cancellation (in shares)		201,032
Net settlement of restricted stock awards for employee taxes (in shares)		(72,898)
Net settlement of restricted stock awards for employee taxes	(2,212)		(2,212)
Unrealized gain (loss) and adjustment on securities included in net loss	(8)			(8)
Net loss	$ (142,568)				(142,568)
Ending Balance (in shares) at Dec. 31, 2018	36,975,203	36,975,203
Ending Balance at Dec. 31, 2018	$ 145,622	$ 37	830,368	(8)	(684,775)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense			4,159
Issuance of common stock in connection with At-The-Market offering, net of issuance costs (in shares)		6,764,705
Issuance of common stock in connection with At-The-Market offering, net of issuance costs		$ 7	107,572
Issuance of common stock upon exercise of stock options and warrants (in shares)		2,824
Issuance of common stock upon exercise of stock options and warrants			18
Issuance of restricted stock awards and performance stock awards, net of cancellation (in shares)		323,026
Net settlement of restricted stock awards for employee taxes (in shares)		(61,100)
Net settlement of restricted stock awards for employee taxes			(1,049)
Unrealized gain (loss) and adjustment on securities included in net loss	78			78
Net loss	$ (35,304)				(35,304)
Ending Balance (in shares) at Mar. 31, 2019	44,004,658	44,004,658
Ending Balance at Mar. 31, 2019	$ 221,103	$ 44	941,068	70	(720,079)
Beginning Balance (in shares) at Dec. 31, 2018	36,975,203	36,975,203
Beginning Balance at Dec. 31, 2018	$ 145,622	$ 37	830,368	(8)	(684,775)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock relating to employee stock purchase plan (in shares)		74,935
Issuance of common stock relating to employee stock purchase plan	818		818
Stock-based compensation expense	17,922		17,922
Issuance of common stock in connection with At-The-Market offering, net of issuance costs (in shares)		687,189
Issuance of common stock in connection with At-The-Market offering, net of issuance costs	10,605	$ 1	10,604
Issuance of common stock in connection with the follow on offering, net of issuance costs (in shares)		13,264,705
Issuance of common stock in connection with the follow on offering, net of issuance costs	$ 211,200	$ 13	211,187
Issuance of common stock upon exercise of stock options and warrants (in shares)	10,135	10,135
Issuance of common stock upon exercise of stock options and warrants	$ 119		119
Issuance of restricted stock awards and performance stock awards, net of cancellation (in shares)		1,447,544
Issuance of restricted stock awards and performance stock awards, net of cancellation	0	$ 1	(1)
Net settlement of restricted stock awards for employee taxes (in shares)		(84,976)
Net settlement of restricted stock awards for employee taxes	(1,378)		(1,378)
Unrealized gain (loss) and adjustment on securities included in net loss	11			11
Net loss	$ (159,429)				(159,429)
Ending Balance (in shares) at Dec. 31, 2019	52,374,735	52,374,735
Ending Balance at Dec. 31, 2019	$ 225,490	$ 52	1,069,639	3	(844,204)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense			6,544
Capped call transactions			(28,865)
Issuance of common stock in connection with the Teoxane Agreement (in shares)		2,500,000
Issuance of common stock in connection with the Teoxane Agreement		$ 3	43,397
Equity component of convertible senior notes, net of transaction costs of $3,583			108,510
Issuance of common stock in connection with At-The-Market offering, net of issuance costs (in shares)		975,000
Issuance of common stock in connection with At-The-Market offering, net of issuance costs		$ 1	15,536
Issuance of common stock upon exercise of stock options and warrants (in shares)		52,352
Issuance of common stock upon exercise of stock options and warrants			572
Issuance of restricted stock awards and performance stock awards, net of cancellation (in shares)		1,197,054
Issuance of restricted stock awards and performance stock awards, net of cancellation		$ 1	(1)
Net settlement of restricted stock awards for employee taxes (in shares)		(72,987)
Net settlement of restricted stock awards for employee taxes			(1,401)
Unrealized gain (loss) and adjustment on securities included in net loss	521			521
Net loss	$ (61,933)				(61,933)
Ending Balance (in shares) at Mar. 31, 2020	57,026,154	57,026,154
Ending Balance at Mar. 31, 2020	$ 308,375	$ 57	$ 1,213,931	$ 524	$ (906,137)